Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 908	$ 518
Interest-earning deposits at banks	33,609	5,025
Securities purchased under agreements to resell	473	0
Investment in marketable equity securities (cost of $75 at December 31, 2023 and $75 at December 31, 2022)	84	95
Investment securities available for sale (cost of $20,688 at December 31, 2023 and $9,967 at December 31, 2022), net of allowance for credit losses	19,936	8,995
Investment securities held to maturity (fair value of $8,503 at December 31, 2023 and $8,795 at December 31, 2022)	9,979	10,279
Assets held for sale	76	60
Loans and leases	133,302	70,781
Allowance for loan and lease losses	(1,747)	(922)
Loans and leases, net of allowance for loan and lease losses	131,555	69,859
Operating lease equipment, net	8,746	8,156
Premises and equipment, net	1,877	1,456
Goodwill	346	346
Other intangible assets, net	312	140
Other assets	5,857	4,369
Total assets	213,758	109,298
Deposits:
Noninterest-bearing	39,799	24,922
Interest-bearing	106,055	64,486
Total deposits	145,854	89,408
Credit balances of factoring clients	1,089	995
Borrowings:
Short-term borrowings	485	2,186
Long-term borrowings	37,169	4,459
Total borrowings	37,654	6,645
Other liabilities	7,906	2,588
Total liabilities	192,503	99,636
Stockholders’ equity
Preferred stock - $0.01 par value (20,000,000 and 10,000,000 shares authorized at December 31, 2023 and December 31, 2022, respectively)	881	881
Additional paid in capital	4,108	4,109
Retained earnings	16,742	5,392
Accumulated other comprehensive loss	(491)	(735)
Total stockholders’ equity	21,255	9,662
Total liabilities and stockholders’ equity	213,758	109,298
Class A
Stockholders’ equity
Common stock:	14	14
Class B
Stockholders’ equity
Common stock:	$ 1	$ 1